Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Net operating loss carry-forwards	$ 26,980,000	$ 24,023,000
Stock-based compensation	6,245,000	5,447,000
Warrants for services	3,839,000	3,257,000
Deferred tax asset	37,064,000	32,727,000
Deferred tax liabilities
Patent amortization	(1,896,000)	(2,155,000)
Valuation allowance	(35,168,000)	(30,572,000)
Net deferred taxes	$ 0	$ 0